Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 747,568	S/ 705,188	S/ 562,542
Income from services (acquirer and issuer role)	738,177	523,313	0
Banking services fees	208,420	248,175	249,843
Brokerage and custody services	5,811	5,836	8,457
Others	36,393	34,438	0
Funds management	137,137	153,948	184,703
Contingent loans fees	68,355	70,038	64,964
Collection services	60,648	60,931	52,955
Commission for loans rescheduling "Reactiva Peru" program	9,343	16,909	23,722
Others	19,414	23,259	37,293
Total	2,031,266	1,842,035	1,184,479
Expenses for services (acquirer and issuer role)	(339,846)	(238,997)	0
Credit cards	(199,464)	(164,722)	(128,580)
Commissions Mastercard - Visa	(85,741)	(56,845)	0
Credit life insurance premiums	(71,796)	(97,378)	(102,844)
Local banks fees	(58,956)	(50,192)	(36,836)
Foreign banks fees	(26,285)	(24,920)	(31,767)
Commission for loans rescheduling "Reactiva Peru" program (Expense)	(12,930)	(22,373)	(26,215)
Registry expenses	(1,466)	(2,046)	(3,009)
Brokerage and custody services	(675)	(961)	(824)
Others	(55,645)	(46,215)	(30,596)
Total	(852,804)	(704,649)	(360,671)
Net	S/ 1,178,462	S/ 1,137,386	S/ 823,808